UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    December 31, 2001


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    117

Form 13F Information Table Value Total:    $144,610


List of Other Included Managers:

No.  13F File Number      Name

                                                                                        Item 6:                            Item 8:
Item 1:           Item 2:      Item 3:    Item 4:   Item 5: Investment Discr Item 7:  Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or           (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal (a) Sole  As Defined (c) ShareSee
Instr (a) Sol (b) Shar(c) None
                                                                   Amount              in Instr.       Other
Abbott Laboratories        Common           002824100    2,864.3    51,378    51,378
                51,378
AER Energy Resources       Common           000944108       12.0    48,163    48,163
                  48,163
Agilent Technologies Inc.  Common           00846U101    1,752.3    61,462    61,462
                   61,462
Altera Corp.               Common           021441100      361.2    17,020    17,020
          17,020
American Home Prod         Common           026609107      803.8    13,100    13,100
                  13,100
American Int'l Group       Common           026874107    1,235.5    15,561    15,561
                15,561
American Power Conversion  Common           029066107    1,970.7   136,285   136,285
                        136,285
Amgen Inc.                 Common           031162100    2,540.4    45,011    45,011
            45,011
Anthracite Cap Inc.        Common           037023108    1,286.9   117,100   117,100
                117,100
AOL Time Warner            Common           00184A105    1,153.5    35,935    35,935
                  35,935
Applera Corp - App. Bio GrpCommon           038020103    2,402.3    61,175    61,175
                      61,175
Associated Estates Realty CCommon           045604105      525.7    57,156    57,156
                   57,156
Asyst Technologies         Common           04648X107    1,111.5    87,110    87,110
                87,110
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,030.1    42,235    42,235
               42,235
Avery Dennison             Common           053611109    1,764.9    31,220    31,220
              31,220
BB&T Corp                  Common           054937107    3,590.3    99,426    99,426
              99,426
BJ Wholesale Club          Common           05548J106    1,841.8    41,765    41,765
               41,765
BP PLC - Spon ADR          Common           055622104      498.5    10,718    10,718
                   10,718
Bristol-Meyers Squibb      Common           110122108    2,117.3    41,515    41,515
                 41,515
Caremark RX Inc.           Common            141705103   1,414.9    86,750    86,750
                86,750
Cedar Fair                 Dep. Unit        150185106    4,290.0   173,053   173,053
         173,053
Chart Industries Ind.      Common           16115Q100      246.8   105,025   105,025
               105,025
Cisco Systems              Common           17275R102    3,298.6   182,141   182,141
              182,141
CitiGroup Inc.             Common           172967101    1,657.5    32,834    32,834
            32,834
Cleveland-Cliffs Inc.      Common           185896107      207.7    11,349    11,349
             11,349
Comcast Corp. CL A         CL A             200300101    2,346.8    65,190    65,190
               65,190
Corinthian Colleges, Inc.  Common           218868107      366.9     8,972     8,972
               8,972
Credence Systems           Common           225302108      790.9    42,590    42,590
               42,590
Curon Medical Inc.         Common           231292103       77.0    17,500    17,500
              17,500
Cypress Semiconductor Corp.Common           232809109      299.0    15,000    15,000
                      15,000
Dal-Tile Int'l Inc.        Common           23426R108    1,849.3    79,540    79,540
            79,540
Developers Diversified RealCommon           251591103      343.8    18,000    18,000
                   18,000
Dow Chemical               Common           260543103      652.8    19,324    19,324
             19,324
Duke Realty Corp.          Common           264411505    1,307.7    53,750    53,750
                53,750
Electro Scientific Ind.    Common           285229100      670.3    22,335    22,335
             22,335
EMC Corporation            Common           268648102      934.8    69,550    69,550
                69,550
Emerson Electric           Common           291011104    1,835.7    32,148    32,148
              32,148
Enron Corp.                Common           293561106        9.2    15,294    15,294
         15,294
Expeditors Int'l Wash.     Common           302130109    2,660.1    46,710    46,710
                46,710
Exxon Mobil Corp.          Common           30231G102    3,712.9    94,476    94,476
                 94,476
Federal National Mortgage  Common           313586109      210.8     2,651     2,651
                  2,651
Fifth Third Bancorp        Common           316773100      644.6    10,510    10,510
              10,510
Fleet Boston Corp.         Common           33901A108      428.6    11,742    11,742
               11,742
General Electric           Common           369604103    1,680.8    41,935    41,935
            41,935
Genomic Solutions          Common           37243R109       49.8    20,747    20,747
               20,747
Genzyme                    Common           372917104    1,964.1    32,812    32,812
           32,812
Gilead Sciences Inc.       Common           375558103    1,611.5    24,520    24,520
               24,520
Grey Wolf, Inc.            Common            397888108      32.7    11,000    11,000
           11,000
Guidant Corp.              Common           401698105      562.7    11,300    11,300
            11,300
Harmonic, Inc.             Common           413160102      454.2    37,790    37,790
            37,790
Henry (Jack) & Assoc., Inc.Common           426281101    1,119.3    51,250    51,250
                    51,250
Hewlett Packard            Common           428236103      290.2    14,130    14,130
             14,130
HI/FN, Inc.                Common           428358105      156.3    10,800    10,800
          10,800
Home Depot                 Common           437076102      495.5     9,714     9,714
            9,714
Honeywell Int'l Inc.       Common            438516106     219.8     6,500     6,500
            6,500
IBM                        Common           459200101      446.8     3,694     3,694
      3,694
Illinois Tool Works        Common           452308109    3,154.0    46,574    46,574
               46,574
Inktomi Corp.              Common           457277101      162.4    24,200    24,200
            24,200
Intel                      Common           458140100    5,434.0   172,781   172,781
      172,781
Iomed, Inc.                Common           462028101       17.7    10,000    10,000
        10,000
JP Morgan Chase & Co.      Common           46625H100    1,852.1    50,952    50,952
                     50,952
Johnson & Johnson          Common           478160104      435.2     7,364     7,364
               7,364
KeyCorp                    Common           493267108      266.7    10,959    10,959
          10,959
Kimberly-Clark Corp        Common           494368103      309.3     5,173     5,173
               5,173
Lilly, Eli & Co.           Common           532457108      549.9     7,000     7,000
         7,000
Matria Healthcare Inc.     Common           576817100    1,842.5    53,205    53,205
                53,205
Maxim Integrated Products  Common           57772K101      992.9    18,908    18,908
                     18,908
McDonald's                 Common           580135101      610.0    23,045    23,045
           23,045
Medimmune Inc.             Common           584699102    1,327.9    28,650    28,650
                28,650
Medtronic Inc.             Common           585055106    2,264.3    44,216    44,216
            44,216
Merck                      Common           589331107    1,839.6    31,286    31,286
         31,286
MFS Multimarket Income TrusSh.Ben.Int        552737108     251.4    42,533    42,533
                      42,533
Microsoft                  Common           594918104    4,390.9    66,277    66,277
          66,277
Minnesota Mining & Mfg.    Common            604059105     424.6     3,592     3,592
                   3,592
Morton Industrial Group, InCommon           619328107       47.7    43,356    43,356
                  43,356
National City Corp.        Common           635405103      268.2     9,174     9,174
             9,174
NCS Healthcare Inc. - CL A Common           628874109        4.6    24,000    24,000
                   24,000
Neogen                     Common           640491106    3,159.4   174,550   174,550
          174,550
Nortel Networks Corp.      Common           656569100    1,433.7   192,185   192,185
                   192,185
Northern Trust Corp.       Common            665859104     210.8     3,500     3,500
               3,500
Nuance Communications, Inc.Common           669967101      188.5    20,715    20,715
                      20,715
Occidental Petroleum Corp. Common           674599105      794.1    29,934    29,934
                    29,934
Omnicom Group Inc.         Common           681919106    2,010.7    22,504    22,504
                  22,504
Oracle Corp.               Common           68389X105      186.4    13,498    13,498
           13,498
Parametric Technology Corp Common           699173100      619.1    79,273    79,273
                     79,273
Parlex Corporation         Common           701630105      532.0    33,775    33,775
              33,775
Pfizer, Inc.               Common           717081103    3,054.8    76,658    76,658
        76,658
Plato Learning, Inc.       Common           72764Y100    3,914.4   235,667   235,667
                235,667
PNC Financial Serv. Group  Common           693475105      399.0     7,100     7,100
                   7,100
Power Integrations, Inc.   Common            739276103     924.9    40,495    40,495
                40,495
Procter & Gamble           Common           742718109    4,134.7    52,252    52,252
                52,252
Qwest Com Intl Inc         Common           749121109      368.9    26,106    26,106
               26,106
Royal Dutch Petroleum      Common           780257804    1,898.7    38,733    38,733
                   38,733
SBC Communications, Inc.   Common           78387G103      266.9     6,814     6,814
                     6,814
Schering Plough            Common           806605101      868.7    24,259    24,259
             24,259
Schlumberger Ltd.          Common           806857108      272.0     4,950     4,950
             4,950
Sky Financial Group, Inc.  Common           83080P103      325.4    16,000    16,000
                 16,000
Sovereign Bancorp          Common           845905108    4,169.1   340,611   340,611
                 340,611
Standard Management Corp.  Common           853612109       60.2    10,000    10,000
                     10,000
Steris Corp.               Common           859152100    1,212.7    66,375    66,375
          66,375
Suntrust Bks Inc           Common           867914103      344.9     5,500     5,500
            5,500
Target Corp.               Common           87612E106      250.4     6,100     6,100
          6,100
Texas Instruments          Common           882508104      365.6    13,057    13,057
              13,057
Thermo Electron Corp.      Common           883556102      563.1    23,600    23,600
                  23,600
TJX Companies, Inc.        Common           872540109    2,673.6    67,076    67,076
                 67,076
TRW                        Common           872649108      427.1    11,531    11,531
        11,531
Templeton Global Inc.Fund  Common           880198106      594.6    93,339    93,339
                    93,339
TYCO International Ltd.    Common           902124106    2,295.6    38,975    38,975
                   38,975
Ventana Medical Systems    Common           92276H106    1,192.1    52,700    52,700
                     52,700
Verizon Communications     Common           92343V104      903.5    19,037    19,037
                     19,037
Viacom Inc. - Cl B         CL B             925524308    1,511.0    34,225    34,225
           34,225
Vitesse Semiconductor Corp.Common           928497106    1,768.5   142,280   142,280
                       142,280
Wal-Mart Stores            Common            931142103     260.4     4,524     4,524
             4,524
Walgreen                   Common           931422109      347.4    10,320    10,320
         10,320
Washington Mutual, Inc.    Common            939322103   1,148.2    35,112    35,112
                   35,112
Watson Pharmaceuticals Inc Common           942683103    2,562.3    81,627    81,627
                     81,627
Wells Fargo Company        Common            949740104   1,747.5    40,201    40,201
                   40,201


13F REPORT  3RDQ 2001                       GRAND TOTAL 144,610.0


